Goodwill and Intangible Assets - Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Starcapital [Member]	Dec. 31, 2011 Air2Web, Inc. [Member]	Oct. 04, 2011 Air2Web, Inc. [Member]	Dec. 31, 2012 Mobile Interactive Group, Ltd. [Member]	Dec. 31, 2011 Mobile Interactive Group, Ltd. [Member]	Nov. 14, 2011 Mobile Interactive Group, Ltd. [Member]	Dec. 31, 2012 Ydon Holdings, Ltd. (CASEE) [Member]	Jan. 16, 2012 Ydon Holdings, Ltd. (CASEE) [Member]
Goodwill [Roll Forward]
Balance	$ 52,956	$ 18,451				$ 10,193			$ 25,727		$ 17,741
Depreciation and amortization	33,946	20,900	12,131
Acquisition					10,193			24,956		17,741
Adjustment of purchase consideration							777
Adjustment for the sale of assets				(2,028)
Foreign exchange differences	1,052	(644)
Balance	$ 70,498	$ 52,956	$ 18,451			$ 10,193			$ 25,727		$ 17,741
Reamining equity interest acquired (as a percent)											67.00%